Stock-Based Compensation (RSU Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Beginning Balance	1,005,757
Granted	248,732
Additional shares vested	208,228
Released from restrictions	(465,879)
Forfeited	(42,902)
Ending Balance	953,936
Vested or expected to vest, at end of period	945,429
Weighted Average Fair Value
Beginning Balance (in dollars per share)	$ 46.98
Granted (in dollars per share)	$ 83.48
Additional shares vested (in dollars per share)	$ 55.30
Released from restrictions (in dollars per share)	$ 28.37
Forfeited (in dollars per share)	$ 53.68
Ending Balance (in dollars per share)	$ 67.11
Vested or expected to vest, at end of period (in dollars per share)	$ 66.97
Intrinsic Value (in millions)
Outstanding	$ 129	$ 84
Vested or expected to vest, at end of period	$ 128